SUPPLEMENT TO THE PROSPECTUSES, SUMMARY PROSPECTUSES AND
STATEMENT OF ADDITIONAL INFORMATION
OF
ALLSPRING U.S. EQUITY FUNDS
For the Allspring Large Cap Value Fund  (the “Fund”)
Effective immediately, in the “Fund Summaries - Large Cap Value Fund” the Fund’s strategy is updated to remove the first paragraph.
Effective immediately, in the “Fund Summaries - Large Cap Value Fund” the first two paragraphs under the heading “Principal Investment Risks” are deleted.
Effective immediately, in the Fund Summaries - Large Cap Value Fund” the Annual Fund Operating Expenses and Example of Expenses tables are replaced with the following:
Class A and Class C

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
	Class A	Class C
Management Fees	0.40%	0.40%
Distribution (12b-1) Fees	0.00%	0.75%
Other Expenses	0.51%	0.51%
Total Annual Fund Operating Expenses	0.91%	1.66%
Fee Waivers	(0.09)%	(0.09)%
Total Annual Fund Operating Expenses After Fee Waivers[2]	0.82%	1.57%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
2.	The Manager has contractually committed through August 31, 2025, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 0.82% for Class A and at 1.57% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

	Assuming Redemption at End of Period		Assuming No Redemption
After:	Class A	Class C	Class C
1 Year	$654	$260	$160
3 Years	$831	$515	$515
5 Years	$1,033	$894	$894
10 Years	$1,614	$1,958	$1,958
Class R6

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
Class R6
Management Fees	0.40%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.09%
Total Annual Fund Operating Expenses	0.49%
Fee Waivers	(0.09)%
Total Annual Fund Operating Expenses After Fee Waivers[2]	0.40%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
2.	The Manager has contractually committed through August 31, 2025, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 0.40% for Class R6. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap.

Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

After:	Class R6
1 Year	$41
3 Years	$148
5 Years	$265
10 Years	$607
Administrator Class

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
Administrator Class
Management Fees	0.40%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.44%
Total Annual Fund Operating Expenses	0.84%
Fee Waivers	(0.09)%
Total Annual Fund Operating Expenses After Fee Waivers[2]	0.75%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
2.	The Manager has contractually committed through August 31, 2025, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 0.75% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

After:	Administrator Class
1 Year	$77
3 Years	$259
5 Years	$457
10 Years	$1,029
Institutional Class

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
Institutional Class
Management Fees	0.40%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.19%
Total Annual Fund Operating Expenses	0.59%
Fee Waivers	(0.09)%
Total Annual Fund Operating Expenses After Fee Waivers[2]	0.50%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
2.	The Manager has contractually committed through August 31, 2025, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 0.50% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

After:	Institutional Class
1 Year	$51

After:	Institutional Class
3 Years	$180
5 Years	$320
10 Years	$729
Statement of Additional Information
Effective June 1, in the section entitled “Manager and Other Service Providers - Manager and Class-Level Administrator”, the information in the investment management fee table for the Fund is replaced with the following:

Fund	Fee
Large Cap Value Fund	First $1B Next $4B Next $5B Over $10B	0.400% 0.375% 0.340% 0.330%

August 8, 2025	SUP1863 08-25